Employee Benefit Plans - Net Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	$ (490)	$ (478)
Plan expense recognized in income statement:
Plan (expense) benefit recognized in income statement	(36)	(47)
Actuarial gains (losses)	5	0
Exchange differences	3	2
Contributions paid	35	33
End of period	(483)	(490)
Net plan surpluses recognized in non-current assets	40	45
Net plan obligations recognized in non-current liabilities	(523)	(535)
Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(418)	(397)
Plan expense recognized in income statement:
Plan (expense) benefit recognized in income statement	(44)	(42)
Actuarial gains (losses)	11	(9)
Exchange differences	0	2
Contributions paid	28	28
End of period	(423)	(418)
Other Post Employment Benefits [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning of period	(72)	(81)
Plan expense recognized in income statement:
Plan (expense) benefit recognized in income statement	8	(5)
Actuarial gains (losses)	(6)	9
Exchange differences	3	0
Contributions paid	7	5
End of period	$ (60)	$ (72)